Document and Entity Information	Aug. 13, 2019
Cover [Abstract]
Entity Registrant Name	CNB FINANCIAL CORP/PA
Trading Symbol	CCNE
Amendment Flag	false
Entity Central Index Key	0000736772
Document Type	8-K
Document Period End Date	Aug. 13, 2019
Entity Incorporation, State or Country Code	PA
Entity File Number	000-13396
Entity Tax Identification Number	25-1450605
Entity Address, Address Line One	1 South Second Street
Entity Address, Address Line Two	PO Box 42
Entity Address, City or Town	Clearfield
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16830
City Area Code	(814)
Local Phone Number	765-9621
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false